Cover	Sep. 22, 2022
Document Information Line Items
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001127993
Document Period End Date	Sep. 22, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56006
Entity Tax Identification Number	61-1363026
Entity Address, Address Line One	Galaxy Next Generation, Inc.
Entity Address, Address Line Two	285 Big A Road
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	(706)
Local Phone Number	391-5030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false